AXP(R)
                                                                       Bond Fund
                                                              2001 ANNUAL REPORT
                                                           (PROSPECTUS ENCLOSED)

American
  Express(R)
 Funds

(icon of) clock

AXP Bond Fund seeks to provide shareholders with a high level of current income while conserving the value of the investment for the longest period of time.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Striking a Balance Among Bonds

A bond is like an I.O.U. But with a bond, it's a corporation or the government -- the bond issuer -- that promises to pay the money back. In return for lending money to the issuer, bond investors get paid interest, which varies by bond quality. (The lower the quality, the higher the interest.)

AXP Bond Fund invests largely in high-quality bonds, but includes some lower-quality and even some foreign bonds seeking to boost the return. The portfolio manager shifts this mix, as well as the balance between corporate and government bonds, as investment conditions dictate. In doing so, the Fund seeks to maximize the long-term return potential for investors.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                   3
From the Portfolio Manager                          3
Fund Facts                                          5
The 10 Largest Holdings                             6
Making the Most of the Fund                         7
The Fund's Long-term Performance                    8
Board Members and Officers                          9
Independent Auditors' Report                       11
Financial Statements                               12
Notes to Financial Statements                      15
Investments in Securities                          23
Federal Income Tax Information                     36

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2 AXP BOND FUND -- ANNUAL REPORT

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions. Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

The Fund enjoyed a productive fiscal year, as rising prices in most sectors of the bond market complemented the Fund's interest income. For the 12 months -- September 2000 through August 2001 -- the Class A shares' total return, which includes net asset value change and interest income, was 10.48% (excluding the sales charge).

The bond market had the wind mostly at its back during the period. The most important factor was that investors became increasingly convinced that the economy was slowing down, which, they expected, would temper any upward pressure off inflation. Their reasoning proved correct, and soon became confirmed in early January by the first in a series of short-term interest-rate cuts by the Federal Reserve. Longer-term rates actually began falling a month earlier as investors increased their bond-buying, which in turn drove up prices. (Falling rates boost bond prices.)

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3 AXP BOND FUND -- ANNUAL REPORT

STRONG FINISH
Bonds gave up some of their gains, though, over the spring and early summer, as investors began anticipating an end to the Fed's rate cuts and the beginning of an economic recovery. That led to an increase in selling, a rise in longer-term rates, and a drop in prices. However, the period did end on a positive note, as weak economic reports spawned a buying spurt during July and August.

Performing especially well over the 12 months were higher-grade corporate bonds, which enjoyed healthy price appreciation. The trend worked to the advantage of the Fund, as early in the period I increased the amount of "corporates" in the portfolio to about two-thirds. This included some high-yield, or "junk," bonds, which accounted for about 16% of the portfolio at the peak. Although the high-yield sector suffered from rising defaults during the last half of the period, the Fund was less affected by this trend because of its concentration on higher-quality issues within the high-yield market. Looking at the other major portfolio components, I reduced holdings among mortgage-backed and U.S. Treasury bonds. Both groups performed positively overall, though not as well as higher-grade corporates.

Looking ahead to the new fiscal year, I think inflation is likely to remain benign, the economy will shake off the effect of the events of September 11 and return to moderate growth and the Federal Reserve will cease cutting rates by the end of 2001. In such an environment, I would expect to see relatively stable longer-term interest rates, which in turn would mean modest, if any, price appreciation for bonds. Therefore, I plan to maintain the emphasis on corporate bonds in an effort to maintain a healthy level of interest income in the Fund.

Ray Goodner

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4 AXP BOND FUND -- ANNUAL REPORT

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2001                                                     $4.86
Aug. 31, 2000                                                     $4.70
Increase                                                          $0.16

Distributions -- Sept. 1, 2000 - Aug. 31, 2001
From income                                                       $0.32
From long-term capital gains                                      $  --
Total distributions                                               $0.32
Total return*                                                   +10.48%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2001                                                     $4.86
Aug. 31, 2000                                                     $4.70
Increase                                                          $0.16

Distributions -- Sept. 1, 2000 - Aug. 31, 2001
From income                                                       $0.28
From long-term capital gains                                      $  --
Total distributions                                               $0.28
Total return*                                                    +9.65%

Class C -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2001                                                     $4.86
Aug. 31, 2000                                                     $4.71
Increase                                                          $0.15

Distributions -- Sept. 1, 2000 - Aug. 31, 2001
From income                                                       $0.28
From long-term capital gains                                      $  --
Total distributions                                               $0.28
Total return*                                                    +9.43%

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
Aug. 31, 2001                                                     $4.86
Aug. 31, 2000                                                     $4.70
Increase                                                          $0.16

Distributions -- Sept. 1, 2000 - Aug. 31, 2001
From income                                                       $0.33
From long-term capital gains                                      $  --
Total distributions                                               $0.33
Total return*                                                   +10.65%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP BOND FUND -- ANNUAL REPORT

The 10 Largest Holdings

                                     Percent                    Value
                                  (of net assets)        (as of Aug. 31, 2001)
United Mexican States
9.88% 2010                              0.9%                  $35,360,000

Union Pacific
6.65% 2011                              0.9                    33,421,525

Bank of Singapore
7.88% 2009                              0.8                    30,514,400

BellSouth Capital Funding
7.88% 2030                              0.7                    26,922,912

Vodafone Group
7.75% 2010                              0.6                    24,781,817

FleetBoston Financial
7.25% 2005                              0.6                    23,505,900

Bistro Trust
9.50% 2002                              0.6                    23,122,810

Bank of America
7.40% 2011                              0.6                    22,658,580

Citigroup
7.25% 2010                              0.6                    21,542,400

Albertson's
7.50% 2011                              0.5                    21,347,200

Excludes U.S. Treasury and government agency holdings.
For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 6.8% of net assets

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6 AXP BOND FUND -- ANNUAL REPORT

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

                        How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10
$ 5         $8   $6   $4   $4   $7

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
                 $100 invested per month. Total invested: $600

* Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o  your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

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7 AXP BOND FUND -- ANNUAL REPORT

The Fund's Long-term Performance

                     Value of your $10,000 in AXP Bond Fund
(line chart)

$30,000

                                                                  $21,286
                                                            AXP Bond Fund
                                                                  Class A
$20,000         Lipper Corporate Debt - BBB rated Index


                                       Lehman Brothers Aggregate Bond Index

$9,525
'91    '92    '93    '94    '95    '96    '97     '98    '99    '00     '01

Average Annual Total Returns (as of Aug. 31, 2001)

                       1 year         5 years       10 years     Since inception
Class A                +5.24%         +5.95%         +7.85%            N/A
Class B                +5.65%         +6.02%           N/A           +7.03%*
Class C                +8.43%           N/A            N/A          +10.28%**
Class Y               +10.65%         +7.12%           N/A           +7.99%*

 * Inception date was March 20, 1995.
** Inception date was June 26, 2000.

Assumes: Holding period from 9/1/91 to 8/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $12,095. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Lehman Brothers Aggregate Bond Index and the Lipper Corporate Debt - BBB rated Index. In comparing AXP Bond Fund (Class
A) to these indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Lehman Brothers Aggregate Bond Index, an unmanaged index, is made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index is frequently used as a general measure of bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

Lipper Corporate Debt - BBB rated Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

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8 AXP BOND FUND -- ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 15 Master Trust portfolios and 72 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Name,                                  Position held with        Principal occupations              Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- ---------------------------------- --------------------------
H. Brewster Atwater, Jr.               Board member since 1996   Retired chair and chief
4900 IDS Tower                                                   executive officer, General
Minneapolis, MN 55402                                            Mills, Inc. (consumer foods)
Born in 1931
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Arne H. Carlson                        Chair of the Board        Chair, Board Services
901 S. Marquette Ave.                  since 1999                Corporation (provides
Minneapolis, MN 55402                                            administrative services to
Born in 1934                                                     boards), former Governor of
                                                                 Minnesota
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Lynne V. Cheney                        Board member since 1994   Distinguished Fellow, AEI          The Reader's Digest
American Enterprise Institute                                                                       Association Inc.
for Public Policy Research (AEI)
1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Livio D. DeSimone                      Board member since 2001   Retired chair of the board and     Cargill, Incorporated
30 Seventh Street East                                           chief executive officer,           (commodity merchants and
Suite 3050                                                       Minnesota Mining and               processors), Target
St. Paul, MN 55101-4901                                          Manufacturing (3M)                 Corporation (department
Born in 1936                                                                                        stores), General Mills,
                                                                                                    Inc. (consumer foods),
                                                                                                    Vulcan Materials Company
                                                                                                    (construction
                                                                                                    materials/chemicals) and
                                                                                                    Milliken & Company
                                                                                                    (textiles and chemicals)
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Ira D. Hall                            Board member since 2001   Treasurer, Texaco Inc. since
Texaco, Inc.                                                     1998. Prior to that, director,
2000 Westchester Avenue                                          International Operations IBM
White Plains, NY 10650                                           Corp.
Born in 1944
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Heinz F. Hutter                        Board member since 1994   Retired president and chief
P.O. Box 2187                                                    operating officer, Cargill,
Minneapolis, MN 55402                                            Incorporated (commodity
Born in 1929                                                     merchants and processors)
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Anne P. Jones                          Board member since 1985   Attorney and consultant            Motorola, Inc.
5716 Bent Branch Rd.                                                                                (electronics)
Bethesda, MD 20816
Born in 1935
-------------------------------------- ------------------------- ---------------------------------- --------------------------
William R. Pearce                      Board member since 1980   RII Weyerhaeuser World
2050 One Financial Plaza                                         Timberfund, L.P. (develops
Minneapolis, MN 55402                                            timber resources) - management
Born in 1927                                                     committee; former chair,
                                                                 American Express Funds
-------------------------------------- ------------------------- ---------------------------------- --------------------------

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9 AXP BOND FUND -- ANNUAL REPORT

Independent Board Members
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Name,                                  Position held with        Principal occupations              Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Alan K. Simpson                        Board member since 1997   Former three-term United States    Biogen, Inc.
1201 Sunshine Ave.                                               Senator for Wyoming                (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
-------------------------------------- ------------------------- ---------------------------------- --------------------------
C. Angus Wurtele                       Board member since 1994   Retired chair of the board and     Bemis Corporation
4900 IDS Tower                                                   chief executive officer, The       (packaging)
Minneapolis, MN 55402                                            Valspar Corporation
Born in 1934
-------------------------------------- ------------------------- ---------------------------------- --------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Name,                                  Position held with        Principal occupations              Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- ---------------------------------- --------------------------
David R. Hubers                        Board member since 1993   Retired chief executive officer    Chronimed Inc.
50643 AXP Financial Center                                       and director of AEFC               (specialty
Minneapolis, MN 55474                                                                               pharmaceutical
Born in 1943                                                                                        distribution), RTW Inc.
                                                                                                    (manages workers
                                                                                                    compensation programs),
                                                                                                    Lawson Software, Inc.
                                                                                                    (technology based
                                                                                                    business applications)
-------------------------------------- ------------------------- ---------------------------------- --------------------------
John R. Thomas                         Board member since        Senior vice president -
50652 AXP Financial Center             1987, president since     information and technology of
Minneapolis, MN 55474                  1997                      AEFC
Born in 1937
-------------------------------------- ------------------------- ---------------------------------- --------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, the Fund's other officers are:

Other Officers
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Name,                                  Position held with        Principal occupations              Other directorships
address,                               Registrant and length     during past five years
age                                    of service
-------------------------------------- ------------------------- ---------------------------------- --------------------------
John M. Knight                         Treasurer since 1999      Vice president - investment
50005 AXP Financial Center                                       accounting of AEFC
Minneapolis, MN 55474
Born in 1952
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Leslie L. Ogg                          Vice president, general   President of Board Services
901 S. Marquette Ave.                  counsel and secretary     Corporation
Minneapolis, MN 55402                  since 1978
Born in 1938
-------------------------------------- ------------------------- ---------------------------------- --------------------------
Frederick C. Quirsfeld                 Vice president since      Senior vice president - fixed
53609 AXP Financial Center             1998                      income of AEFC
Minneapolis, MN 55474
Born in 1947
-------------------------------------- ------------------------- ---------------------------------- --------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

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10 AXP BOND FUND -- ANNUAL REPORT

Independent Auditors' Report

THE BOARD AND SHAREHOLDERS
AXP BOND FUND, INC.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Bond Fund, Inc. as of August 31, 2001, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended August 31, 2001, and the financial highlights for each of the years in the five-year period ended August 31, 2001. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AXP Bond Fund, Inc. as of August 31, 2001, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

October 5, 2001

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11 AXP BOND FUND -- ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Bond Fund, Inc.

Aug. 31, 2001
Assets
Investments in securities, at value (Note 1)
   (identified cost $4,088,225,931)                                                                  $4,102,786,636
Cash in bank on demand deposit                                                                              128,460
Capital shares receivable                                                                                   495,653
Dividends and accrued interest receivable                                                                58,096,309
Receivable for investment securities sold                                                                30,942,683
                                                                                                         ----------
Total assets                                                                                          4,192,449,741
                                                                                                      -------------
Payable for investment securities purchased                                                              31,518,216
Payable for securities purchased on a when-issued basis (Note 1)                                        270,562,500
Dividends payable to shareholders                                                                         2,347,601
Accrued investment management services fee                                                                   51,619
Accrued distribution fee                                                                                     42,755
Accrued service fee                                                                                           1,489
Accrued transfer agency fee                                                                                  13,064
Accrued administrative services fee                                                                           4,559
Other accrued expenses                                                                                      153,715
                                                                                                            -------
Total liabilities                                                                                       304,695,518
                                                                                                        -----------
Net assets applicable to outstanding capital stock                                                   $3,887,754,223
                                                                                                     ==============
Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    8,003,945
Additional paid-in capital                                                                            4,010,755,818
Excess of distributions over net investment income                                                       (3,323,120)
Accumulated net realized gain (loss) (Note 6)                                                          (142,243,125)
Unrealized appreciation (depreciation) on investments and
   on translation of assets and liabilities in foreign currencies                                        14,560,705
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $3,887,754,223
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $2,389,522,838
                                                            Class B                                  $  954,453,300
                                                            Class C                                  $   10,389,449
                                                            Class Y                                  $  533,388,636
Net asset value per share of outstanding capital stock:     Class A shares        492,007,177        $         4.86
                                                            Class B shares        196,497,587        $         4.86
                                                            Class C shares          2,136,575        $         4.86
                                                            Class Y shares        109,753,127        $         4.86
                                                                                  -----------        --------------

See accompanying notes to financial statements.

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12 AXP BOND FUND -- ANNUAL REPORT

Statement of operations
AXP Bond Fund, Inc.

Year ended Aug. 31, 2001
Investment income
Income:
Dividends                                                                                              $  4,633,657
Interest                                                                                                266,376,941
                                                                                                        -----------
Total income                                                                                            271,010,598
                                                                                                        -----------
Expenses (Note 2):
Investment management services fee                                                                       17,706,886
Distribution fee
   Class A                                                                                                5,576,669
   Class B                                                                                                9,003,270
   Class C                                                                                                   45,950
Transfer agency fee                                                                                       4,126,044
Incremental transfer agency fee
   Class A                                                                                                  250,090
   Class B                                                                                                  185,745
   Class C                                                                                                      877
Service fee -- Class Y                                                                                      506,698
Administrative services fees and expenses                                                                 1,752,624
Compensation of board members                                                                                20,260
Custodian fees                                                                                              220,186
Printing and postage                                                                                        624,588
Registration fees                                                                                           137,669
Audit fees                                                                                                   42,000
Other                                                                                                        81,370
                                                                                                             ------
Total expenses                                                                                           40,280,926
   Earnings credits on cash balances (Note 2)                                                              (383,906)
                                                                                                           --------
Total net expenses                                                                                       39,897,020
                                                                                                         ----------
Investment income (loss) -- net                                                                         231,113,578
                                                                                                        -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (28,609,165)
   Foreign currency transactions                                                                         (1,747,348)
   Futures contracts                                                                                       (243,181)
                                                                                                           --------
Net realized gain (loss) on investments                                                                 (30,599,694)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                   152,685,406
                                                                                                        -----------
Net gain (loss) on investments and foreign currencies                                                   122,085,712
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $353,199,290
                                                                                                       ============

See accompanying notes to financial statements.

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13 AXP BOND FUND -- ANNUAL REPORT

Statements of changes in net assets
AXP Bond Fund, Inc.

Year ended Aug. 31,                                                                  2001                 2000
Operations and distributions
Investment income (loss) -- net                                                $  231,113,578        $  253,801,433
Net realized gain (loss) on investments                                           (30,599,694)          (83,535,520)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies             152,685,406           (10,199,341)
                                                                                  -----------           -----------
Net increase (decrease) in net assets resulting from operations                   353,199,290           160,066,572
                                                                                  -----------           -----------
Distributions to shareholders from:
   Net investment income
     Class A                                                                     (148,004,415)         (166,972,232)
     Class B                                                                      (52,812,958)          (62,651,422)
     Class C                                                                         (260,922)               (3,602)
     Class Y                                                                      (34,391,779)          (23,178,750)
                                                                                  -----------           -----------
Total distributions                                                              (235,470,074)         (252,806,006)
                                                                                 ------------          ------------
Capital share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                        431,339,070           337,981,402
   Class B shares                                                                 303,309,149           212,775,426
   Class C shares                                                                  10,226,857               979,718
   Class Y shares                                                                 379,466,999           203,898,586
Reinvestment of distributions at net asset value
   Class A shares                                                                 108,087,106           115,353,529
   Class B shares                                                                  45,446,779            53,865,113
   Class C shares                                                                     226,849                 2,440
   Class Y shares                                                                  34,534,077            23,031,446
Payments for redemptions
   Class A shares                                                                (451,380,639)         (755,695,893)
   Class B shares (Note 2)                                                       (290,178,522)         (466,608,253)
   Class C shares (Note 2)                                                         (1,167,551)              (45,775)
   Class Y shares                                                                (281,589,615)         (131,383,807)
                                                                                 ------------          ------------
Increase (decrease) in net assets from capital share transactions                 288,320,559          (405,846,068)
                                                                                  -----------          ------------
Total increase (decrease) in net assets                                           406,049,775          (498,585,502)
Net assets at beginning of year                                                 3,481,704,448         3,980,289,950
                                                                                -------------         -------------
Net assets at end of year                                                      $3,887,754,223        $3,481,704,448
                                                                               ==============        ==============
Undistributed (excess of distributions over) net investment income             $   (3,323,120)       $    1,123,796
                                                                               --------------        --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
14 AXP BOND FUND -- ANNUAL REPORT

Notes to Financial Statements
AXP Bond Fund, Inc.

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests primarily in corporate bonds and other debt securities.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 431 shares of capital stock at $4.64 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o  Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o  Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
15 AXP BOND FUND -- ANNUAL REPORT

Option transactions
To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Fund also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Fund also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Fund is subject to the credit risk that the other party will not complete its contract obligations.

--------------------------------------------------------------------------------
16 AXP BOND FUND -- ANNUAL REPORT

Illiquid securities
As of Aug. 31, 2001, investments in securities included issues that are illiquid. The Fund currently limits investments in illiquid securities to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Aug. 31, 2001 was $18,175,256 representing 0.47% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuation, and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid securities at least equal to the amount of its commitment. As of Aug. 31, 2001, the Fund has entered into outstanding when-issued or forward commitments of $241,059,662.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been decreased by $90,420 and accumulated net realized loss has been decreased by $90,420.

Dividends to shareholders
Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
17 AXP BOND FUND -- ANNUAL REPORT

2. EXPENSES AND SALES CHARGES
The Fund has agreements with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $19.50
o  Class B $20.50
o  Class C $20.00
o  Class Y $17.50

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $4,175,527 for Class A, $698,978 for Class B and $1,960 for Class C for the year ended Aug. 31, 2001.

During the year ended Aug. 31, 2001, the Fund's custodian and transfer agency fees were reduced by $383,906 as a result of earnings credits from overnight cash balances.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $4,121,408,752 and $3,964,151,772, respectively, for the year ended Aug. 31, 2001. Realized gains and losses are determined on an identified cost basis.

Income from securities lending amounted to $6,462 for the year ended Aug. 31, 2001. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
18 AXP BOND FUND -- ANNUAL REPORT

4. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the years indicated are as follows:

                                                               Year ended Aug. 31, 2001
                                            Class A           Class B            Class C         Class Y
Sold                                       90,085,921        63,371,133        2,133,169        79,681,999
Issued for reinvested distributions        22,682,885         9,535,719           47,319         7,237,196
Redeemed                                  (94,825,425)      (60,827,005)        (243,972)      (58,909,366)
                                          -----------       -----------         --------       -----------
Net increase (decrease)                    17,943,381        12,079,847        1,936,516        28,009,829
                                           ----------        ----------        ---------        ----------

                                                               Year ended Aug. 31, 2000
                                             Class A          Class B           Class C*         Class Y

Sold                                       71,649,017        45,011,759          209,329        43,266,929
Issued for reinvested distributions        24,445,884        11,410,989              519         4,886,509
Redeemed                                 (160,122,036)      (98,987,039)          (9,789)      (27,864,427)
                                         ------------       -----------           ------       -----------
Net increase (decrease)                   (64,027,135)      (42,564,291)         200,059        20,289,011
                                          -----------       -----------          -------        ----------

* Inception date was June 26, 2000.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the year ended Aug. 31, 2001.

6. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $138,199,934 as of Aug. 31, 2001, that if not offset by subsequent capital gains, will expire in 2007 through 2010. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

7. NEW ACCOUNTING PRONOUNCEMENT
In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after Dec. 15, 2000. Adopting the revised Guide is not expected to have a significant impact on the Fund's financial position, results of operations or changes in its net assets.

--------------------------------------------------------------------------------
19 AXP BOND FUND -- ANNUAL REPORT

8. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $4.70        $4.82        $5.11        $5.22        $4.99
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .31          .33          .33          .36          .35
Net gains (losses) (both realized and unrealized)                   .17         (.12)        (.25)        (.03)         .23
                                                                    ---         ----         ----         ----          ---
Total from investment operations                                    .48          .21          .08          .33          .58
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.32)        (.33)        (.33)        (.36)        (.35)
Distributions from realized gains                                    --           --         (.04)        (.08)          --
                                                                    ---          ---         ----         ----          ---
Total distributions                                                (.32)        (.33)        (.37)        (.44)        (.35)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.86        $4.70        $4.82        $5.11        $5.22
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                          $2,390       $2,229       $2,591       $2,709       $2,646
                                                                 ------       ------       ------       ------       ------
Ratio of expenses to average daily net assets(c)                   .94%         .93%         .86%         .83%         .84%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       6.51%        7.04%        6.56%        6.79%        6.86%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)          115%          64%          57%          43%          50%
                                                                   ---           --           --           --           --
Total return(e)                                                  10.48%        4.67%        1.64%        6.30%       12.06%
                                                                 -----         ----         ----         ----        -----

Class B
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $4.70        $4.82        $5.11        $5.22        $4.99
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .30          .29          .32          .31
Net gains (losses) (both realized and unrealized)                   .17         (.13)        (.24)        (.03)         .23
                                                                    ---         ----         ----         ----          ---
Total from investment operations                                    .44          .17          .05          .29          .54
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.28)        (.29)        (.30)        (.32)        (.31)
Distributions from realized gains                                    --           --         (.04)        (.08)          --
                                                                    ---          ---         ----         ----          ---
Total distributions                                                (.28)        (.29)        (.34)        (.40)        (.31)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.86        $4.70        $4.82        $5.11        $5.22
                                                                  -----        -----        -----        -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                            $954         $867       $1,093       $1,057         $913
                                                                   ----         ----       ------       ------         ----
Ratio of expenses to average daily net assets(c)                  1.70%        1.69%        1.63%        1.59%        1.60%
                                                                  ----         ----         ----         ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       5.74%        6.28%        5.79%        6.03%        6.10%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)          115%          64%          57%          43%          50%
                                                                   ---           --           --           --           --
Total return(e)                                                   9.65%        3.88%         .87%        5.50%       11.21%
                                                                  ----         ----          ---         ----        -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
20 AXP BOND FUND -- ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2001       2000(b)
Net asset value, beginning of period                              $4.71        $4.64
                                                                  -----        -----
Income from investment operations:
Net investment income (loss)                                        .27          .04
Net gains (losses) (both realized and unrealized)                   .16          .07
                                                                    ---          ---
Total from investment operations                                    .43          .11
                                                                    ---          ---
Less distributions:
Dividends from net investment income                               (.28)        (.04)
Distributions from realized gains                                    --           --
                                                                    ---          ---
Total distributions                                                (.28)        (.04)
                                                                   ----         ----
Net asset value, end of period                                    $4.86        $4.71
                                                                  -----        -----

Ratios/supplemental data
Net assets, end of period (in millions)                             $10           $1
                                                                    ---           --
Ratio of expenses to average daily net assets(c)                  1.70%        1.69%(d)
                                                                  ----         ----
Ratio of net investment income (loss)
to average daily net assets                                       5.62%        6.80%(d)
                                                                  ----         ----
Portfolio turnover rate (excluding short-term securities)          115%          64%
                                                                   ---           --
Total return(e)                                                   9.43%        2.58%
                                                                  ----         ----

Class Y
Per share income and capital changes(a)
Fiscal period ended Aug. 31,                                       2001         2000         1999         1998         1997
Net asset value, beginning of period                              $4.70        $4.82        $5.11        $5.22        $4.99
                                                                  -----        -----        -----        -----        -----
Income from investment operations:
Net investment income (loss)                                        .32          .34          .33          .36          .36
Net gains (losses) (both realized and unrealized)                   .17         (.12)        (.24)        (.03)         .23
                                                                    ---         ----         ----         ----          ---
Total from investment operations                                    .49          .22          .09          .33          .59
                                                                    ---          ---          ---          ---          ---
Less distributions:
Dividends from net investment income                               (.33)        (.34)        (.34)        (.36)        (.36)
Distributions from realized gains                                    --           --         (.04)        (.08)          --
                                                                    ---          ---         ----         ----          ---
Total distributions                                                (.33)        (.34)        (.38)        (.44)        (.36)
                                                                   ----         ----         ----         ----         ----
Net asset value, end of period                                    $4.86        $4.70        $4.82        $5.11        $5.22
                                                                  -----        -----        -----        -----        -----
Ratios/supplemental data
Net assets, end of period (in millions)                            $533         $385         $296         $224         $116
                                                                   ----         ----         ----         ----         ----
Ratio of expenses to average daily net assets(c)                   .78%         .77%         .77%         .76%         .70%
                                                                   ---          ---          ---          ---          ---
Ratio of net investment income (loss)
to average daily net assets                                       6.66%        7.20%        6.67%        6.90%        7.01%
                                                                  ----         ----         ----         ----         ----
Portfolio turnover rate (excluding short-term securities)          115%          64%          57%          43%          50%
                                                                   ---           --           --           --           --
Total return(e)                                                  10.65%        4.84%        1.71%        6.40%       12.21%
                                                                 -----         ----         ----         ----        -----

See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
21 AXP BOND FUND -- ANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.
(b) Inception date was June 26, 2000.
(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
(d) Adjusted to an annual basis.
(e) Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
22 AXP BOND FUND -- ANNUAL REPORT

Investments in Securities

AXP Bond Fund, Inc.

Aug. 31, 2001

(Percentages represent value of investments compared to net assets)

Bonds (91.3%)
Issuer                         Coupon              Principal            Value(a)
                                rate                 amount
Government obligations & agencies (11.9%)
Federal Republic of Brazil
     (U.S. Dollar)
         07-26-07              11.25%            $18,000,000(c)      $16,785,000
Govt Trust Certs Israel
         11-15-01               9.25               1,156,134           1,167,776
People's Republic of China
     (U.S. Dollar)
         01-15-96               9.00              10,000,000(c)       10,056,000
Resolution Funding Corp
     Zero Coupon
         10-15-02               6.19              24,660,000(f)       23,605,292
Russian Federation
     (U.S. Dollar)
         03-31-10               8.25              13,000,000(c,d)     10,205,000
U.S. Treasury
         11-15-01               7.50              64,900,000          65,417,253
         11-15-16               7.50             232,045,000         283,022,965
     TIPS
         01-15-07               3.38              10,000,000(j)       11,374,628
United Mexican States
     (U.S. Dollar)
         02-01-10               9.88              32,000,000(c)       35,360,000
         01-14-11               8.38               8,000,000(c)        8,155,040
Total                                                                465,148,954

Mortgage-backed securities (28.7%)
Federal Home Loan Mtge Corp
         07-01-07               6.50                  22,681              22,659
         03-01-13               5.50               7,973,831           7,927,527
         04-01-15               7.50              14,491,274          15,062,805
         04-01-17               8.00                 236,154             249,806
         08-01-24               8.00               3,507,374           3,678,709
         12-01-27               6.00               8,582,732           8,512,138
         10-01-28               7.00              27,153,488          27,819,563
         11-01-29               7.00              17,109,741          17,552,437
         02-01-31               7.50              19,711,503          20,356,673
     Collateralized Mtge Obligation
         03-15-22               7.00              10,000,000          10,194,206
         07-15-22               7.00              12,000,000          12,431,040
Federal Natl Mtge Assn
         07-01-08               6.50               5,005,780           5,163,933
         01-15-09               5.25              25,000,000          24,763,400
         06-15-09               6.38              65,000,000          68,697,849
         11-01-09               9.00                   1,054               1,125
         06-01-10               6.50              11,105,056          11,455,909
         08-01-11               8.50              10,691,166          11,278,748
         05-01-13               6.50              26,063,313          26,704,287
         03-01-14               5.50              27,030,712          26,811,268
         04-01-14               6.50               7,360,549           7,541,567
         08-01-16               6.00              24,881,364          24,996,153
         04-01-23               8.50               4,098,823           4,388,285
         05-01-23               6.50              22,639,448          22,976,323
         08-01-23               6.50               1,544,937           1,567,632
         09-01-23               6.50               2,750,747           2,791,465
         11-01-23               6.50               5,244,077           5,321,113
         01-01-24               6.50              35,126,341          35,631,776
         02-01-24               6.50               4,698,546           4,767,568
         05-01-24               6.00              39,089,465          38,963,988
         06-01-24               9.00               3,219,551           3,502,051
         02-01-25               8.00               1,847,710           1,937,398
         09-01-25               6.50              15,523,291          15,731,924
         09-01-25               8.00               3,820,881           4,002,373
         02-01-26               6.00              15,497,539          15,400,680
         03-01-26               7.00              10,480,121          10,784,674
         06-01-28               6.00              24,474,088          24,244,521
         08-01-28               6.50              18,503,568          18,659,738
         10-01-28               6.00              16,393,304          16,239,535
         11-01-28               6.50               8,970,865           9,038,146
         12-01-28               6.00              18,674,419          18,458,542
         12-01-28               6.50               3,973,217           4,003,016
         01-01-29               6.50              27,878,287          28,113,580
         03-01-29               6.50              16,767,348          16,912,491
         05-01-29               6.50              21,955,146          22,145,196
         06-01-29               7.00                  75,075              76,834
         07-01-29               6.00             115,000,000(m)      113,059,374
         07-01-29               7.00              28,181,545          28,842,120
         07-01-29               7.50             125,000,000(m)      128,828,124
         08-01-29               7.00              30,000,000          30,590,628
         09-01-29               7.00              71,622,281          73,409,781
         01-01-31               7.50              29,559,443          30,464,553
         03-01-31               7.50              28,617,353          29,511,646

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Mortgage-backed securities (cont.)
     Collateralized Mtge Obligation
         05-18-26               5.00%            $15,000,000         $14,507,888
Govt Natl Mtge Assn
         02-15-24               8.00               1,641,018           1,724,086
         02-15-25               9.00                 474,272             505,692
         06-15-26               8.00               2,362,663           2,480,797
         08-15-26               8.00               3,908,734           4,104,171
Prudential Bache
     Collateralized Mtge Obligation
         04-01-19               7.97               4,165,600           4,277,905
Total                                                              1,119,187,416

Aerospace & defense (0.9%)
Alliant Techsystems
     Sr Sub Nts
         05-15-11               8.50                 925,000(d)          952,750
Boeing Capital
     Medium-term Sr Nts Series X
         01-27-10               7.22              10,000,000          10,749,000
Fairchild
     Company Guaranty
         04-15-09              10.75               6,000,000           4,620,000
L-3 Communications
     Sr Sub Nts Series B
         05-01-07              10.38               5,000,000           5,331,250
United Technologies
         11-15-19               8.88              10,000,000          12,425,500
Total                                                                 34,078,500

Airlines (1.2%)
American Airlines
         11-23-17               7.38              12,000,000(d)       12,600,840
Continental Airlines
     Series 1996B
         10-15-13               7.82               4,187,947           4,458,489
     Series A
         09-15-17               6.65              12,015,565          12,145,574
Delta Air Lines
         05-15-10              10.13              10,000,000          11,252,100
Northwest Airlines
         06-01-06               8.88               5,000,000           5,027,500
Total                                                                 45,484,503

Automotive & related (1.0%)
Dana
     Sr Nts
         08-15-11               9.00               6,375,000(d)        6,438,750
Ford Motor Credit
         02-01-11               7.38              10,000,000          10,458,700
Hayes Lemmerz Intl
     Company Guaranty Series B
         07-15-07               9.13               1,590,000             985,800
Lear
     Company Guaranty Series B
         05-15-09               8.11              15,000,000          15,419,250
MSX Intl
     Company Guaranty
         01-15-08              11.38               5,885,000           5,406,844
Total                                                                 38,709,344

Banks and savings & loans (3.7%)
Bank of America
     Sub Nts
         01-15-11               7.40              21,000,000          22,658,580
Bank of Singapore
     (U.S. Dollar) Sub Nts
         08-10-09               7.88              28,000,000(c,d)     30,514,400
Central Fidelity Capital
     Company Guaranty Series A
         04-15-27               4.77              16,500,000(o)       16,625,895
Comerica Bank
     Sub Nts
         10-01-08               6.00               9,780,000           9,667,579
FleetBoston Financial
         09-15-05               7.25              22,000,000          23,505,900
Marshall & Ilsley
     Series E
         09-01-06               5.75               8,000,000           8,038,000
Union Planters Capital
     Company Guaranty
         12-15-26               8.20               4,000,000           3,978,480
Washington Mutual Bank
         06-15-11               6.88              15,000,000          15,600,765
Wells Fargo
     Sub Nts
         08-01-11               6.38              13,000,000          13,144,430
Total                                                                143,734,029

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Building materials & construction (1.4%)
Louisiana Pacific
     Sr Nts
         11-15-08              10.88%             $1,980,000          $1,999,800
Nortek
     Sr Nts Series B
         03-15-07               9.25               1,000,000           1,003,750
         09-01-07               9.13               3,330,000           3,330,000
         08-01-08               8.88               3,600,000           3,550,500
Pulte Homes
     Sr Nts
         12-15-03               7.00               7,700,000           7,792,246
         08-01-11               7.88              10,800,000(d)       10,876,464
Schuler Homes
     Sr Nts
         07-15-09               9.38               7,000,000(d)        7,105,000
Toll
     Company Guaranty
         02-01-09               8.13               5,800,000           5,756,500
WCI Communities
     Company Guaranty
         02-15-11              10.63              10,525,000          11,288,063
Total                                                                 52,702,323

Chemicals (1.9%)
Allied Waste North America
     Company Guaranty Series B
         01-01-09               7.88              10,625,000          10,704,688
Equistar Chemical
     Sr Nts
         09-01-08              10.13               1,825,000(d)        1,849,656
IMC Global
     Sr Nts
         06-01-08              10.88               4,160,000(d)        4,284,800
Lyondell Chemical
     Sr Sub Nts
         05-01-09              10.88               6,200,000           6,138,000
Macdermid
         07-15-11               9.13               1,655,000           1,671,550
Resolution Performance
     Sr Sub Nts
         11-15-10              13.50               2,050,000           2,224,250
Waste Management
     Company Guaranty
         05-15-09               6.88              20,000,000          20,276,999
     Sr Nts
         10-01-07               7.13              15,000,000          15,415,500
         07-15-28               7.00              12,500,000          11,879,413
Total                                                                 74,444,856

Communications equipment & services (1.2%)
Celcaribe
     Sr Nts
         03-15-04              14.50               3,395,000           1,969,100
CIENA
     Cv
         02-01-08               3.75               7,160,000           4,940,830
Equinix
     Sr Nts
         12-01-07              13.00               3,360,000           1,436,400
Fairpoint Communications
     Sr Sub Nts
         05-01-10              12.50               3,000,000           2,400,000
GTE California
         09-01-09               6.70              10,000,000          10,391,400
NTL Communications
     Sr Nts Series B
         10-01-10              11.88               9,500,000           5,605,000
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13               7,000,000           7,280,000
Verizon New England
     Sr Nts
         09-15-11               6.50              13,000,000          13,325,650
Total                                                                 47,348,380

Computers & office equipment (1.1%)
Adaptec
     Cv Sub Nts
         02-01-04               4.75               5,442,000           4,953,308
Akamai Technologies
     Cv
         07-01-07               5.50              10,920,000           4,613,700
Amdocs
     (U.S. Dollar) Cv
         06-01-08               2.00               4,750,000(c,d)      3,966,250
Computer Sciences
         06-15-06               6.75              10,000,000          10,298,401
Comverse Technology
     Cv
         12-01-05               1.50               4,030,000           3,022,500
Juniper Networks
     Cv
         03-15-07               4.75              10,590,000           7,571,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Computers & office equipment (cont.)
Mercury Interactive
     Cv
         07-01-07               4.75%             $1,940,000          $1,404,075
Solectron
     Zero Coupon Cv
         11-20-20               3.25              17,338,000(f)        7,280,226
Total                                                                 43,110,310

Electronics (1.3%)
Celestica
     (U.S. Dollar) Zero Coupon Cv
         08-01-20               3.41              16,400,000(c,f)      6,457,500
Corning
     Zero Coupon Cv
         11-08-15               2.00               5,230,000(f)        3,014,572
Lam Research
     Cv
         06-01-06               4.00               2,840,000(d)        2,708,650
LSI Logic
     Cv
         02-15-05               4.00               3,620,000           3,049,850
Reliance Electric
         04-15-03               6.80               6,000,000           6,182,820
RF Micro Devices
     Cv
         08-15-05               3.75               1,660,000           1,437,975
STMicroelectronics
     (U.S. Dollar) Zero Coupon Cv
         11-16-10               3.75               6,890,000(c,d,f)    4,530,175
Thomas & Betts
         01-15-06               6.50               9,200,000           8,472,059
Triquint Semiconductor
     Cv Sub Nts
         03-01-07               4.00               9,680,000           7,514,100
Vitesse Semiconductor
     Cv
         03-15-05               4.00               9,640,000           7,808,400
Total                                                                 51,176,101

Energy (2.0%)
Ashland
     Medium-term Nts Series J
         08-15-05               7.83              14,000,000          14,840,770
Devon Energy
     Cv
         08-15-08               4.90               3,466,000           3,530,814
Grant Prideco
     Company Guaranty Series B
         12-01-07               9.63               6,500,000           6,630,000
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50               1,225,000(d)        1,255,625
Mirant Amerias Generation
     Sr Nts
         05-01-11               8.30              10,000,000(d)       10,623,670
Newfield Exploration
     Sr Nts
         03-01-11               7.63               6,500,000           6,515,028
Petroliam Nasional
     (U.S. Dollar)
         08-15-15               7.75               6,000,000(c,d)      6,112,320
Phillips Petroleum
         05-25-10               8.75              15,000,000          17,519,100
Pioneer Natl Resources
     Sr Nts
         08-15-07               8.25               9,500,000           9,666,250
Total                                                                 76,693,577

Energy equipment & services (0.1%)
Nabors Inds
     Zero Coupon Cv
         06-20-20               6.91               7,780,000(f)        4,648,550

Financial services (3.3%)
Citigroup
     Sub Nts
         10-01-10               7.25              20,000,000          21,542,400
E* TRADE Group
     Cv
         02-01-07               6.00               7,260,000           4,657,943
First Union-
Lehman Brothers Cl A3
     Series 1997-C2
         12-18-07               6.65              20,000,000          20,943,686
GenAmerica Capital
     Company Guaranty
         06-30-27               8.52               8,000,000(d)        8,331,280
Goldman Sachs Group
         01-15-11               6.88              16,800,000          17,360,700
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00               9,225,000(b,c)      1,383,750
LaBranche
     Sr Nts
         08-15-04               9.50               6,930,000           7,399,300
     Sr Sub Nts
         03-02-07              12.00               2,545,000           2,875,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Financial services (cont.)
Legg Mason
     Sr Nts
         07-02-08               6.75%             $7,000,000          $7,141,680
Ohio Savings Capital
     Company Guaranty
         06-03-27               9.50               9,500,000(d)        9,465,800
Osprey Trust/Osprey 1
         01-15-03               8.31              10,000,000(d)       10,349,300
Salomon Smith Barney Holdings
         01-15-03               6.13              15,000,000          15,375,300
Total                                                                126,826,989

Food (0.3%)
Kellogg
     Series B
         04-01-11               6.60              10,000,000          10,227,000

Health care (0.5%)
Allergan
     Zero Coupon Cv
         11-01-20               2.50               4,800,000(f)        2,946,000
American Home Products
         03-15-11               6.70              15,000,000          15,564,750
Human Genome
     Cv
         03-15-07               3.75               1,900,000           1,415,405
Total                                                                 19,926,155

Health care services (0.9%)
Amerisource Bergen
     Sr Nts
         09-01-08               8.13               1,375,000(d)        1,419,688
HCA
         06-01-06               7.13              19,750,000          20,144,999
         09-01-10               8.75               7,415,000           8,119,425
Manor Care
     Company Guaranty
         03-01-08               8.00               2,025,000           2,100,938
Paracelsus Healthcare
     Sr Sub Nts
         08-15-06              10.00              13,100,000(b)        4,290,250
Total                                                                 36,075,300

Industrial equipment & services (0.1%)
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75               3,530,000           3,379,975

Insurance (2.3%)
American General Institute Capital
     Company Guaranty Series A
         12-01-45               7.57              10,000,000(d)       10,759,320
Americo Life
     Sr Sub Nts
         06-01-05               9.25               9,400,000           9,188,500
Executive Risk Capital
     Company Guaranty Series B
         02-01-27               8.68              11,500,000          12,495,831
Florida Windstorm
     Sr Nts (MBIA Insured)
         08-25-07               6.85              15,000,000(d,k)     15,730,740
Nationwide CSN Trust
         02-15-25               9.88              17,000,000(d)       17,790,534
Principal Mutual
         03-01-44               8.00              10,000,000(d)       10,023,950
Zurich Capital Trust I
     Company Guaranty
         06-01-37               8.38              10,785,000(d)       11,548,362
Total                                                                 87,537,237

Leisure time & entertainment (0.9%)
Argosy Gaming
     Sr Sub Nts
         09-01-11               9.00               1,875,000           1,940,625
Six Flags
     Sr Nts
         02-01-09               9.50               5,000,000(d)        5,100,000
Station Casino
     Sr Nts
         02-15-08               8.38               4,000,000           4,030,000
     Sr Sub Nts
         07-01-10               9.88               5,000,000           5,150,000
Time Warner
         02-01-24               7.57               5,875,000           6,048,724
United Artists Theatres
     Series 1995A
         07-01-15               9.30              12,134,659          10,314,460
USA Networks
     CV
         07-01-03               7.00               2,360,000           2,365,900
Total                                                                 34,949,709

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Media (2.9%)
Adelphia Communications
     Sr Nts
         10-01-10              10.88%             $3,550,000          $3,621,000
     Sr Nts Series B
         06-15-11              10.25               2,500,000           2,434,375
Charter Communications
Holdings/Charter Capital
     Sr Nts
         10-01-09              10.75               7,000,000           7,525,000
         05-15-11              10.00              10,485,000(d)       10,720,913
Charter Communications LLC/Capital
     Zero Coupon Sr Disc Nts
         04-01-04              14.19               4,750,000(g)        3,372,500
Comcast Cable Communications
     Sr Nts
         06-15-13               7.13               9,400,000           9,698,553
CSC Holdings
     Series B
         08-15-09               8.13               5,000,000           5,160,050
     Sr Nts
         07-15-08               7.25              14,000,000          13,813,240
News Corp
         06-24-10              10.15               3,215,514(h)        3,714,562
Time Warner Entertainment
         03-15-23               8.38              17,000,000          19,115,310
Turner Broadcasting
         07-01-13               8.38              10,000,000          11,352,900
         02-01-24               8.40              19,500,000          20,516,340
Total                                                                111,044,743

Metals (0.4%)
Freeport-McMoran
     Cv
         01-31-06               8.25               2,360,000(d)        2,660,900
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13               2,986,382(c,d)      2,926,655
Inco
     (U.S. Dollar) Cv
         03-15-16               7.75               4,990,000(c)        4,967,046
WMC Finance USA
     (U.S. Dollar)
         11-15-13               7.25               6,500,000(c)        6,641,011
Total                                                                 17,195,612

Miscellaneous (2.4%)
Bistro Trust
         12-31-02               9.50              32,750,000(d)       23,122,810
ECM Funding LP
         06-10-02              11.92               1,078,345(h)          948,944
EOP Operating LP
     Sr Nts
         07-15-11               7.00              14,000,000          14,371,518
ERP Operating LP
         03-02-11               6.95              10,000,000          10,273,600
FCB/NC Capital
     Company Guaranty
         03-01-28               8.05               9,250,000           8,300,367
ISG Resources
         04-15-08              10.00               6,260,000           3,818,600
Meritage
     Sr Nts
         06-01-11               9.75               4,140,000(d)        4,295,250
Normandy Yandal Operations
     (U.S. Dollar) Sr Nts
         04-01-08               8.88               6,000,000(c)        5,085,000
NSM Steel
     Company Guaranty
         02-01-06              12.00             6,925,000(b,d)        2,159,215
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50               4,180,000           4,389,000
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06              11.00               3,359,000           2,855,150
Penn-American Water
     1st Mtge Medium-term Nts
         11-01-17               7.08              13,000,000(d)       13,083,720
Stellex Technologies
     Sr Sub Nts Series B
         11-01-07               9.50               6,100,000(b)          183,000
Total                                                                 92,886,174

Multi-industry conglomerates (0.3%)
Jordan Inds
     Sr Nts
         08-01-07              10.38               2,000,000           1,700,000
     Sr Nts Series D
         08-01-07              10.38               4,945,000           4,203,250
Prime Succession
     Sr Sub Nts
         08-15-04              10.75               3,260,000(b)          391,200
Tyco Intl Group
     Zero Coupon Cv
         02-12-21               4.17               7,740,000(f)        5,563,125
Total                                                                 11,857,575

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Paper & packaging (1.3%)
APP China Group
     (U.S. Dollar) Sr Nts
         03-15-05              14.00%             $8,500,000(b,c,d)     $510,000
Carter Holt Harvey
     (U.S. Dollar)
         12-01-04               8.88              10,500,000(c)       11,434,815
Crown Paper
     Sr Sub Nts
         09-01-05              11.00               6,950,000(b)          121,625
Doman Inds
     (U.S. Dollar) Sr Nts Series B
         11-15-07               9.25               3,395,000(c)        1,612,625
Intl Paper
         11-15-12               5.13               9,000,000           7,812,000
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63               7,000,000           7,577,500
Pactiv
         06-15-17               8.13               5,000,000           5,108,600
Plastipak Holdings
     Sr Nts
         09-01-11              10.75                 835,000(d)          843,350
Quno
     (U.S. Dollar) Sr Nts
         05-15-05               9.13               7,000,000(c)        7,226,527
Riverwood Intl
     Sr Nts
         08-01-07              10.63               6,000,000(d)        6,240,000
Weyerhaeuser
     (U.S. Dollar)
         01-15-04               8.50               3,000,000(c)        3,171,480
Total                                                                 51,658,522

Real estate investment trust (0.2%)
Meristar Hospitality
     Sr Nts
         01-15-11               9.13               7,650,000(d)        7,716,938

Restaurants & lodging (1.2%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88               7,000,000(d)        7,070,000
Hilton Hotels
     Cv
         05-15-06               5.00               2,130,000           1,952,273
         02-15-11               8.25              11,000,000          11,336,160
MGM Mirage
         02-01-05               6.95              10,000,000          10,105,200
Park Place Entertainment
     Sr Sub Nts
         09-15-08               8.88              14,000,000          14,595,000
Total                                                                 45,058,633

Retail (3.0%)
Albertson's
     Sr Nts
         02-15-11               7.50              20,000,000          21,347,200
Autonation
     Sr Nts
         08-01-08               9.00               2,925,000(d)        2,968,875
Dairy Mart Convenience Stores
     Sr Sub Nts
         03-15-04              10.25               5,925,000           2,962,500
Federated Dept Stores
     Sr Nts
         09-01-08               6.63              18,800,000          18,858,844
Kroger
     Company Guaranty
         03-01-08               7.45              10,000,000          10,643,800
     Sr Nts
         07-15-06               8.15              13,000,000          14,369,290
Levi Strauss
     Sr Nts
         01-15-08              11.63               7,385,000           6,572,650
Lowe's
     Zero Coupon Cv Sr Nts
         02-16-21               2.50               4,750,000(d,f)      3,437,813
Rite Aid
     Sr Nts
         07-01-08              11.25               4,000,000(d)        4,200,000
Target
         01-15-11               6.35              15,000,000          15,338,100
Wal-Mart CRAVE Trust
         07-17-06               7.00              10,603,689(d)       11,178,515
Wal-Mart Stores
         06-29-11               8.88               3,500,000           3,588,690
Total                                                                115,466,277

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Transportation (2.4%)
American Architectural
     Company Guaranty
         12-01-07              11.75%             $7,500,000(b)       $1,125,000
American Commercial Lines LLC
     Series B
         06-30-06               7.37               3,254,605(h)        2,961,690
     Series C
         03-30-07               7.62               4,563,212(h)        4,152,523
Enterprise Rent-A-Car USA Finance
         02-15-08               6.80              10,000,000(d)       10,046,150
         01-15-11               8.00              15,500,000(d)       16,450,755
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-07               9.50               3,640,000(b,c)      1,419,600
Norfolk Southern
     Sr Nts
         02-15-31               7.25              20,000,000          20,280,600
Union Pacific
         01-15-11               6.65              32,700,000          33,421,525
Vectura Group
     Company Guaranty Series B
         06-30-08              10.25               6,415,000           3,335,800
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08              11.50               4,140,000(b,c,d)      538,200
Total                                                                 93,731,843

Utilities -- electric (6.4%)
AES
     Sr Nts
         09-15-10               9.38               4,650,000           4,789,500
Appalachian Power
     1st Mtge Medium-term Nts
         12-01-22               8.50               5,000,000           5,313,550
Arizona Public Service
     1st Mtge Sale Lease-backed Obligation
         12-30-15               8.00               6,556,000           6,815,224
Calpine
     Sr Nts
         02-15-11               8.50              10,000,000          10,187,070
Cleveland Electric Illuminating
     1st Mtge Series B
         05-15-05               9.50              18,790,000          19,298,457
     1st Mtge Series E
         07-01-23               9.00               7,000,000           7,390,180
CMS Energy
     Sr Nts
         05-15-02               8.13              10,000,000          10,136,900
         07-01-03               8.38              15,000,000          15,379,620
Dominion Virginia Power
     Sr Nts Series A
         03-31-06               5.75              20,000,000          20,169,939
EIP Funding-PNM
         10-01-12              10.25               6,051,000           6,629,899
El Paso Electric
     1st Mtge Series E
         05-01-11               9.40              10,000,000          11,142,200
Indiana & Michigan Power
     Sale Lease-backed Obligation Series F
         12-07-22               9.82               4,965,489           5,909,627
Korea Electric Power
     (U.S. Dollar) Zero Coupon
         04-01-16              10.97              45,000,000(c,g)      9,530,370
Midland Funding I
     Series 1991-C
         07-23-02              10.33               1,630,325           1,656,880
     Series 1994-C
         07-23-02              10.33                 877,753             892,050
Midland Funding II
     Series A
         07-23-05              11.75              14,900,000          16,534,411
NRG Energy
     Sr Nts
         09-15-10               8.25               3,000,000           3,229,635
NRG Northest Generating
     Company Guaranty Series A1
         12-15-04               8.06               2,109,375           2,186,705
     Company Guaranty Series B1
         06-15-15               8.84               4,000,000           4,307,600
Ohio Edison
     1st Mtge
         04-01-23               7.88               6,000,000           6,024,360
Pacific Gas & Electric
     1st Mtge Series 1992B
         05-01-25               8.38               4,100,000           3,854,000
PPL Electric Utilities
         08-15-09               6.25              13,000,000          13,041,730
PSI Energy
         08-01-05               6.50              10,000,000          10,057,700
RGS (AEGCO) Funding
     Sale Lease-backed Obligation Series F
         12-07-22               9.82               4,965,494           5,909,633
Salton Sea Funding
     Series C
         05-30-10               7.84              10,000,000           9,499,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 AXP BOND FUND -- ANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                               rate                  amount

Utilities -- electric (cont.)
Sithe Independence Funding
     Series A
         06-30-07              8.50%              $7,500,000          $7,993,725
         12-30-13               9.00               4,700,000           5,122,013
Texas Utilities Electric
         01-01-05               9.45               2,596,000           2,838,762
Tucson Electric Power
         10-01-09               8.50               3,250,000           3,310,921
TXU
     1st Mtge
         07-01-25               7.63              10,000,000           9,950,500
         10-01-25               7.38               3,000,000           2,919,570
WPD Holdings
     (U.S. Dollar)
         12-15-17               7.25               8,000,000(c,d)      7,645,736
Total                                                                249,667,467

Utilities -- gas (1.3%)
Coastal
     Sr Deb
         02-15-37               7.42               6,000,000           5,699,940
El Paso Energy
     Sr Nts
         05-15-09               6.75               4,900,000           4,836,545
         12-15-12               7.38              12,850,000          13,179,217
Southern California Gas
     1st Mtge Series BB
         03-01-23               7.38               6,900,000           6,538,371
Southwest Gas
         02-15-11               8.38               7,900,000           8,302,268
Williams
         09-01-11               7.13              12,000,000          12,201,480
Total                                                                 50,757,821

Utilities -- telephone (4.2%)
Allegiance Telecom
     Zero Coupon Sr Disc Nts Series B
         02-15-03              11.75               2,000,000(g)        1,200,000
ALLTEL
     Sr Nts
         03-01-06               7.50              17,470,000          18,454,260
AT&T Wireless Services
     Sr Nts
         03-01-11               7.88               8,000,000(d)        8,463,360
         03-01-31               8.75               7,000,000(d)        7,762,132
BellSouth Capital Funding
         02-15-30               7.88              24,000,000          26,922,912
Citizens Communications
         05-15-11               9.25               5,000,000           5,525,300
Geotek Communications
     Escrow Cv Sr Sub Nts
         02-15-02              12.00               4,135,000(b,h,p)           --
Global Crossing Holding
     (U.S. Dollar) Company Guaranty
         08-01-07               8.70              16,000,000(c)        9,640,000
Nextel Communications
     Sr Nts
         02-01-11               9.50               5,930,000           4,521,625
Qwest
         11-10-26               7.20              19,000,000          17,778,300
SBC Communications
         10-15-34               6.63              10,000,000           9,360,380
Vodafone Group
     Company Guaranty
         05-01-08               6.65              10,600,000          10,799,068
     (U.S. Dollar)
         02-15-10               7.75              22,700,000(c)       24,781,817
WorldCom
         05-15-11               7.50              18,400,000          18,715,928
Total                                                                163,925,082

Municipal bonds (0.6%)
Atlanta Downtown Development Authority
     Lease Revenue Taxable Bonds
     Atlanta Federal Center
         02-01-09               6.25               9,150,000           9,587,279
Denver City & County School District #1
     Taxable-Pension-School
     Facilities Lease (AMBAC Insured)
         12-15-12               6.94               7,700,000(k)        8,306,144
St. Paul Sales Tax Revenue Bonds
     RiverCentre Arena (FSA Insured)
         11-01-19               6.94               5,000,000(k)        5,190,150
Total                                                                 23,083,573

Total bonds
(Cost: $3,525,526,636)                                            $3,549,439,468

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31 AXP BOND FUND -- ANNUAL REPORT

Common stock (--%)
Issuer                                                Shares            Value(a)

PhoneTel Technologies                                386,000(b)           $6,176

Total common stock
(Cost: $4,947,697)                                                        $6,176

Preferred stocks & other (1.1%)
Issuer                                                Shares            Value(a)

Apache
     Cv                                              109,900(b)       $4,441,059
Asia Pulp & Paper
     Warrants                                          8,500(b,c,d)          850
Dairy Mart
     Warrants                                         51,666(b,h)            517
Intermedia Communications
     13.50% Pay-in-kind Series B                       5,830(n)        6,376,016
Kerr-McGee
     5.50% Cv                                         60,690           2,680,677
Metlife Capital
     8.00% Cm Cv                                      29,460           2,827,865
Nextel Communications
     13.00% Cm Pay-in-kind
     Series D                                          7,262(n)        4,429,820
NRG Energy
     6.50% Cv                                        143,300           3,007,867
Pharmacia
     6.50% Cv ACES                                   146,400(l)        5,361,900
PPL Capital Funding Trust I
     7.75% Cv                                        189,900           4,206,285
VEC Trust I
     7.75% Cm Cv                                      95,000           3,130,250
Wayland Investment
Fund LLC                                           6,000,000(b,e,h)    6,397,020

Total preferred stocks & other
(Cost: $47,165,014)                                                  $42,860,126

Short-term securities (13.1%)
Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (7.3%)
Federal Home Loan Bank Disc Nts
         10-10-01               3.57%             $1,900,000          $1,892,421
         10-19-01               3.54              11,800,000          11,741,114
         10-23-01               3.41              24,600,000          24,477,226
         10-31-01               3.42              25,000,000          24,851,736
         11-14-01               3.36              20,000,000          19,854,167
         11-16-01               3.39              40,700,000          40,395,315
Federal Home Loan Mtge Corp Disc Nts
         09-25-01               3.48              20,100,000          20,051,495
         09-25-01               3.58              23,800,000          23,740,997
Federal Natl Mtge Assn Disc Nts
         09-20-01               3.50              34,800,000          34,727,097
         10-12-01               3.38              49,100,000          48,906,954
         10-18-01               3.56              13,200,000          13,136,496
         11-29-01               3.38              20,000,000          19,828,000
Total                                                                283,603,018

Certificate of deposit (0.3%)
Commerzbank Yankee
         11-16-01               3.41              11,500,000          11,413,909

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 AXP BOND FUND -- ANNUAL REPORT

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

Commercial paper (5.3%)
Abbey Natl North America
         09-17-01               3.60%             $5,000,000          $4,991,146
Barclays U.S. Funding
         10-02-01               3.50               9,900,000           9,869,288
BellSouth
         10-25-01               3.42              31,600,000(i)       31,427,277
Charta
         10-26-01               3.57              10,000,000(i)        9,943,449
CXC
         10-11-01               3.69               3,600,000(i)        3,585,040
Dexia Bank
         11-07-01               3.40              24,600,000          24,437,367
Emerson Electric
         09-04-01               3.66               5,000,000(i)        4,997,967
Heinz (HJ) Finance
         09-20-01               3.53               4,200,000(i)        4,191,787
Kimberly-Clark
         09-06-01               3.66              12,100,000(i)       12,092,497
         09-07-01               3.64               2,500,000(i)        2,498,231
         10-23-01               3.64               5,700,000(i)        5,670,629
Kitty Hawk Funding
         10-02-01               3.59               8,400,000(i)        8,372,672
Natl Rural Utilities
         09-24-01               3.51               5,100,000           5,088,100
Salomon Smith Barney
         09-21-01               3.53              23,100,000          23,052,569
SBC Communications
         09-20-01               3.53              16,400,000(i)       16,367,929
Southern Company Funding
         09-06-01               3.65               2,400,000(i)        2,398,540
UBS Finance (Delaware)
         09-06-01               3.77               6,200,000           6,196,019
         09-19-01               3.64               1,000,000             998,042
Verizon Global Funding
         10-18-01               3.42              11,600,000(i)       11,547,413
Verizon Network Funding
         09-25-01               3.65              19,800,000          19,748,988
Total                                                                207,474,950

Letter of credit (0.2%)
Bank of America-
     AES Shady Point
         09-13-01              3.76%              $8,000,000          $7,988,989

Total short-term securities
(Cost: $510,586,584)                                                $510,480,866

Total investments in securities
(Cost: $4,088,225,931)(q)                                         $4,102,786,636

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 AXP BOND FUND -- ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Aug. 31, 2001, the value of foreign securities represented 5.93% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) The share amount for Limited Liability Companies (LLC) or Limited Partnerships (LP) represents capital contributions.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at Aug. 31, 2001, is as follows:

     Security                                   Acquisition           Cost
                                                   dates
     American Commercial Lines LLC
        7.37% 2006 Series B                      03-28-01          $2,929,144
        7.62% 2007 Series C                      03-28-01           4,106,890

     Dairy Mart
        Warrants                                 11-28-95                  --

     ECM Funding LP
        11.92% 2002                       04-13-92 thru 02-09-00    1,078,345

     Geotek Communications
        12.00% Escrow Cv Sr Sub Nts 2002         08-26-00                  --

     News Corp*
        10.15% 2010                       01-29-93 thru 06-24-01    3,292,783

     Wayland Investment Fund LLC                 05-17-00           6,671,880

     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(k) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     AMBAC -- American Municipal Bond Association Corporation
     FSA   -- Financial Security Assurance
     MBIA  -- Municipal Bond Investors Assurance

--------------------------------------------------------------------------------
34 AXP BOND FUND -- ANNUAL REPORT

(l) ACES (Automatically Convertible Equity Securities) are structured as convertible preferred securities. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. ACES pay dividends, have voting rights, are noncallable for at least three years and upon maturity, convert into shares of common stock.

(m) At Aug. 31, 2001, the cost of securities purchased, including interest purchased, on a when-issued basis was $241,059,662.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Aug. 31, 2001.

(p)  Negligible market value.

(q) At Aug. 31, 2001, the cost of securities for federal income tax purposes was $4,090,078,256 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 119,680,394
     Unrealized depreciation                                       (106,972,014)
                                                                   ------------
     Net unrealized appreciation                                  $  12,708,380
                                                                  -------------

--------------------------------------------------------------------------------
35 AXP BOND FUND -- ANNUAL REPORT

Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Bond Fund, Inc.
Fiscal year ended Aug. 31, 2001

Class A
Income distributions taxable as dividend income, 1.98% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 21, 2000                                                $ 0.02427
Oct. 24, 2000                                                   0.02970
Nov. 21, 2000                                                   0.02683
Dec. 20, 2000                                                   0.03813
Jan. 26, 2001                                                   0.02579
Feb. 26, 2001                                                   0.02466
March 26, 2001                                                  0.02461
April 26, 2001                                                  0.02568
May 24, 2001                                                    0.02462
June 26, 2001                                                   0.02573
July 26, 2001                                                   0.02568
Aug. 27, 2001                                                   0.02369
Total distributions                                            $0.31939

Class B
Income distributions taxable as dividend income, 1.98% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 21, 2000                                                 $0.02154
Oct. 24, 2000                                                   0.02649
Nov. 21, 2000                                                   0.02411
Dec. 20, 2000                                                   0.03530
Jan. 26, 2001                                                   0.02211
Feb. 26, 2001                                                   0.02157
March 26, 2001                                                  0.02180
April 26, 2001                                                  0.02259
May 24, 2001                                                    0.02183
June 26, 2001                                                   0.02245
July 26, 2001                                                   0.02266
Aug. 27, 2001                                                   0.02049
Total distributions                                            $0.28294

--------------------------------------------------------------------------------
36 AXP BOND FUND -- ANNUAL REPORT

Class C
Income distributions taxable as dividend income, 1.98% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 21, 2000                                                 $0.02173
Oct. 24, 2000                                                   0.02661
Nov. 21, 2000                                                   0.02419
Dec. 20, 2000                                                   0.03548
Jan. 26, 2001                                                   0.02225
Feb. 26, 2001                                                   0.02173
March 26, 2001                                                  0.02189
April 26, 2001                                                  0.02266
May 24, 2001                                                    0.02190
June 26, 2001                                                   0.02251
July 26, 2001                                                   0.02276
Aug. 27, 2001                                                   0.02054
Total distributions                                            $0.28425

Class Y
Income distributions taxable as dividend income, 1.98% qualifying for deduction by corporations.

Payable date                                                  Per share
Sept. 21, 2000                                                 $0.02486
Oct. 24, 2000                                                   0.03040
Nov. 21, 2000                                                   0.02743
Dec. 20, 2000                                                   0.03875
Jan. 26, 2001                                                   0.02658
Feb. 26, 2001                                                   0.02534
March 26, 2001                                                  0.02522
April 26, 2001                                                  0.02635
May 24, 2001                                                    0.02522
June 26, 2001                                                   0.02644
July 26, 2001                                                   0.02632
Aug. 27, 2001                                                   0.02439
Total distributions                                            $0.32730

--------------------------------------------------------------------------------
37 AXP BOND FUND -- ANNUAL REPORT

AXP Bond Fund                                                   PRSRT STD AUTO
70100 AXP Financial Center                                       U.S. POSTAGE
Minneapolis, MN 55474                                                PAID
                                                                   AMERICAN
americanexpress.com                                                EXPRESS

Ticker Symbol
Class A: INBNX    Class B: ININX
Class C: N/A      Class Y: IDBYX







This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

(logo)
American
Express

S-6495 U (10/01)